Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [table text block]
The following table summarizes the movements of property, plant and equipment during 2020:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2020	512	11 463	1 350	13 674	26 999

Cost of assets reclassified out of assets of disposal group held for sale [1]	11	117	36	168	332

Impact of acquisitions of businesses	2	19		5	26

Reclassifications	10	433	– 1 038	595

Additions	7	115	847	296	1 265

Disposals and derecognitions	– 23	– 465	– 57	– 1 656	– 2 201

Currency translation effects	36	695	110	956	1 797

December 31, 2020	555	12 377	1 248	14 038	28 218

Accumulated depreciation
January 1, 2020	– 20	– 5 124	– 60	– 9 726	– 14 930

Accumulated depreciation on assets reclassified out of assets of disposal group held for sale [1]		– 58	– 4	– 101	– 163

Accumulated depreciation on disposals and derecognitions	17	433	11	1 543	2 004

Depreciation charge [2]		– 491		– 827	– 1 318

Impairment charge	– 15	– 194	– 10	– 228	– 447

Reversal of impairment charge				7	7

Currency translation effects	– 1	– 373	– 3	– 731	– 1 108

December 31, 2020	– 19	– 5 807	– 66	– 10 063	– 15 955

Net book value at December 31, 2020	536	6 570	1 182	3 975	12 263

Commitments for purchases of property, plant and equipment					256

Capitalized borrowing costs					2

[1] Note 2 provides additional disclosures related to the reclassification out of assets of the disposal group held for sale.
[2] Depreciation charge includes USD 38 million (USD 20 million for buildings and USD 18 million for machinery and other equipment), representing the cumulative amount of depreciation charge on the disposal group held for sale for property, plant and equipment from the date of classification to held for sale, September 2018, to March 31, 2020, the date of reclassification out of assets of disposal group held for sale. See Note 2 for further details.

The following table summarizes the movements of property, plant and equipment during 2019:
(USD millions)	Land	Buildings	Construction in progress	Machinery and other equipment	Total

Cost
January 1, 2019	696	14 135	2 042	17 155	34 028

Cost of assets related to discontinued operations [1]	– 61	– 1 615	– 655	– 2 678	– 5 009

Reclassification to right-of-use assets [2]	– 122	– 3		– 2	– 127

Cost of assets related to disposal group held for sale [3]		– 3	– 12	– 8	– 23

Impact of acquisitions of businesses	10	24	1	9	44

Reclassifications	57	332	– 1 019	630

Additions	6	112	1 001	355	1 474

Disposals and derecognitions	– 75	– 1 551	– 9	– 1 774	– 3 409

Currency translation effects	1	32	1	– 13	21

December 31, 2019	512	11 463	1 350	13 674	26 999

Accumulated depreciation
January 1, 2019	– 43	– 6 328	– 37	– 11 924	– 18 332

Accumulated depreciation on assets related to discontinued operations [1]	8	562	7	1 541	2 118

Reclassification to right-of-use assets [2]	26				26

Accumulated depreciation on assets related to disposal group held for sale [3]		2			2

Accumulated depreciation on disposals and derecognitions		1 170	2	1 674	2 846

Depreciation charge [4]		– 447		– 898	– 1 345

Impairment charge [5]	– 10	– 51	– 34	– 110	– 205

Reversal of impairment charge		1	2		3

Currency translation effects	– 1	– 33		– 9	– 43

December 31, 2019	– 20	– 5 124	– 60	– 9 726	– 14 930

Net book value at December 31, 2019	492	6 339	1 290	3 948	12 069

Commitments for purchases of property, plant and equipment					220

Capitalized borrowing costs					4

[1] Represents the cost of assets and accumulated depreciation at January 1, 2019, related to the Alcon business reported as discontinued operations. Notes 1, 2 and 30 provide information related to discontinued operations.

[2] Reclassification to right-of-use assets at January 1, 2019, upon adoption of IFRS 16 Leases. Refer to Note 1 for additional disclosure.
[3] Note 2 provides additional disclosures related to disposal group held for sale.
[4] No depreciation charge in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019, was recorded.
[5] Impairments in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019, were USD 2 million.